Nationwide Life Insurance Company: • Nationwide Variable Account - 9

Prospectus supplement dated May 3, 2010 to
Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
“Appendix A: Underlying Mutual Funds” is amended to reflect that the following underlying mutual funds assess (or reserve the right to assess) a short-term trading fee (see “Short-Term Trading Fees” in your prospectus):

        Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2
        Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
        Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust – Templeton Global Bond Securities Fund: Class 3
Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class III
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
        Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3

2.	“Appendix A: Underlying Mutual Funds” is amended to reflect that the following underlying mutual funds do not assess (or reserve the right to assess) a short-term trading fee:

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class
Nationwide Variable Insurance Trust – NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Balanced Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust – NVIT Mid Cap Index Fund: Class I
Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Value Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Value Fund: Class II
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Value Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class I
Nationwide Variable Insurance Trust – NVIT Nationwide Fund: Class I
Nationwide Variable Insurance Trust – NVIT Short Term Bond Fund: Class II
Nationwide Variable Insurance Trust – Oppenheimer NVIT Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – Van Kampen NVIT Comstock Value Fund: Class I
Nationwide Variable Insurance Trust – NVIT Real Estate Fund: Class I